Other Income (Expense), Net (Textuals) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Income and Expenses [Abstract]
Other income (expense), net	$ 6,155	$ 20,653	$ (10,401)